Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe	Dec. 31, 2010 Mcfe
Oil and gas reserves
Extensions, discoveries and other additions	1,951,000,000	1,982,000,000	1,712,000,000
Reduction of proved reserves resulted from downward price revisions	102,000,000
Sales of proved reserves	(2,174,000,000)	(1,000,000)
Increase in proved reserves due to performance revisions	324,000,000
Annual net cash inflows
Period of unweighted first day of the month average prices used to compute future cash inflows	12 months
Future cash inflows	$ 12,151	$ 20,046	$ 13,114
Future production costs	(1,660)	(3,491)	(3,088)
Future development costs	(3,270)	(5,085)	(4,036)
Future net cash flows before income tax	7,221	11,470	5,990
Future income tax expense	(1,603)	(3,287)	(1,438)
Future net cash flows	5,618	8,183	4,552
10% annual discount for estimated timing of cash flows	(4,017)	(5,713)	(3,455)
Standardized measure of discounted future net cash flows	$ 1,601	$ 2,470	$ 1,097
NGLs and oil
Oil and gas reserves
Extensions, discoveries and other additions	709,000,000
Arkoma Basin, Oklahoma
Oil and gas reserves
Extensions, discoveries and other additions		93,000,000	249,000,000
Piceance Basin
Oil and gas reserves
Extensions, discoveries and other additions		61,000,000	1,130,000,000
Appalachia Basin, Pennsylvania and West Virginia
Oil and gas reserves
Extensions, discoveries and other additions		1,995,000,000	301,000,000
Other areas
Oil and gas reserves
Extensions, discoveries and other additions		12,000,000	32,000,000
Arkoma and Piceance Basin
Oil and gas reserves
Sales of proved reserves	2,174,000,000